Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Maturity of restricted deposits	1 year
Recognized research and development expenses	$ 87	$ 841	$ 1,343
Research and development expenses	$ 27,020	$ 26,424	$ 20,890
Expected dividend yield rate	0.00%	0.00%	0.00%
Warrants classified as a liability (in Shares)		2,313,976
Tax benefit rate	more than 50% likely to be realized
Monthly deposit rate	8.33%
Severance pay	$ 525	$ 466	$ 418
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants classified as a liability (in Shares)		2,142,000
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants classified as a liability (in Shares)	13,605,561
Maximum [Member]
Significant Accounting Policies [Line Items]
Warrant classified as equity, expired unexercised (in Shares)		2,313,976
Jerusalem [Member]
Significant Accounting Policies [Line Items]
Research and development expenses	$ 1,181	$ 483